Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount
Total Fee Amount	6,905
Total Offset Amount	3,625
Net Fee	$ 3,280